CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Non-current assets
Property, plant and equipment		$ 816.1	$ 1,322.2	[1]	$ 1,709.7
Right of use assets		369.9	699.1	[1]
Goodwill		262.7	403.2	[1]	619.3
Other intangible assets		288.9	674.0	[1]
Deferred income tax assets		65.1	73.3	[1]
Derivative financial instrument assets		48.1	29.4	[1]
Trade and other receivables		135.8	121.0	[1]
Non-current assets		1,986.6	3,322.2	[1]	4,361.6
Current assets
Inventories		42.1	30.6	[1]
Income tax receivable		0.8	2.3	[1]	3.7
Trade and other receivables		181.4	313.4	[1]
Cash and cash equivalents	[2]	825.7	578.0	[1]
Assets held for sale		1,453.0
Current assets		2,503.0	924.3	[1]
TOTAL ASSETS		4,489.6	4,246.5	[1]	5,334.2
Non-current liabilities
Trade and other payables		122.3	50.6	[1]	38.9
Borrowings		2,842.0	3,219.2	[1]
Lease liabilities		311.7	470.5	[1]
Provisions for other liabilities and charges		59.7	83.8	[1]
Deferred income tax liabilities		40.4	88.6	[1]	125.2
Non-current liabilities		3,376.1	3,912.7	[1]	3,817.8
Current liabilities
Trade and other payables		278.0	377.1	[1]	498.3
Provisions for other liabilities and charges		6.0	0.2	[1]
Derivative financial instrument liabilities	[1]		10.2
Income tax payable		69.9	49.9	[1]	75.6
Borrowings		295.7	128.7	[1]
Lease liabilities		60.7	82.1	[1]
Liabilities held for sale		493.0
Current liabilities		1,203.3	648.2	[1]	1,187.7
TOTAL LIABILITIES		4,579.4	4,560.9	[1]	5,005.5
EQUITY
Stated capital		5,419.7	5,403.1	[1]
Accumulated losses		(6,800.4)	(6,944.0)	[1]
Other reserves		1,129.4	1,067.7	[1]
Equity attributable to owners of the Company		(251.3)	(473.2)	[1]
Non-controlling interests		161.5	158.8	[1]	237.5
TOTAL EQUITY		(89.8)	(314.4)	[1],[3]	$ 328.7	[3]
TOTAL LIABILITIES AND EQUITY		$ 4,489.6	$ 4,246.5	[1]

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)
[2]	Excludes $27.6 million cash classified within assets held for sale as of December 31, 2025 (see note 32.2).
[3]	Revised for a correction to Property, plant and equipment (see note 34)